CAPITAL STOCK DISCLOSURE: Schedule of consultant stock option plan (Details) - shares	Mar. 31, 2018	Mar. 31, 2017
2011 Consultant Stock Compensation Plan
Option shares outstanding	0	1,561,667
Registered shares under plan		6,000,000
2017 Consultants Stock Compensation Plan
Option shares outstanding		0
Registered shares under plan		7,250,000